Contingent liabilities, commitments and guarantees - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Contingent liabilities, commitments and guarantees [Line Items]
Estimated financial effect of contingent liabilities	£ 2,696	£ 2,849
Gross loan commitments	150,396	143,319
Maximum exposure
Contingent liabilities, commitments and guarantees [Line Items]
Irrevocable commitments and guarantees	81,041	£ 75,080
Legal proceedings contingent liability
Contingent liabilities, commitments and guarantees [Line Items]
Increase in current tax liabilities	950
Reduction in deferred tax asset	£ 275